9. Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTradeReceivablesLineItems [Line Items]
Current	R$ 1,471,668	R$ 1,337,503
Past-due	4,067,035	3,888,043
Total	5,538,703	5,225,546
Up to 30 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	287,173	263,157
From 31 to 60 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	118,179	148,927
From 61 to 90 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	73,989	53,268
From 91 to 120 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	52,477	109,138
From 121 to 180 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	105,952	124,001
From 181 to 360 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	147,699	203,837
Over 360 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	R$ 3,281,566	R$ 2,985,715